Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision (benefit) for Income Taxes

Income tax expense consists of:

	Current	Deferred	Total
Year ended December 31, 2012:
U.S. federal	$584	$—	$584
State and local	100	—	100

	$684	$—	$684

Year ended December 31, 2011:
U.S. federal	$18,270	$—	$18,270
State and local	100	—	100

	$18,370	$—	$18,370

Tax Rate Reconciliation

Income tax expense was $684 and $18,370 for the years ended December 31, 2012 and 2011, and differed from the amounts computed by applying the U.S. federal income tax rate of 34% to pretax income from continuing operations as a result of the following:

	December 31
	2012	2011
Computed “expected” tax expense (benefit)	$1,321,780	$(759,498)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	(1,365,408)	796,699
Research and development tax credits	—	(146,454)
State and local income taxes, net of federal income tax benefit	66	66
Stock option expense	32,336	104,339
Nondeductible contributions	—	14,994
Other, net	11,910	8,224

	$684	$18,370

Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below.

	December 31
	2012	2011
Deferred tax assets:
Stock-based compensation	$859,095	$846,466
Net operating loss carryforwards	9,216,044	7,875,727
Employee benefits	38,927	28,139
Alternative-minimum tax credit carryforwards	17,635	17,635
Research and development tax credits	1,210,405	1,163,528
Deferred revenue	—	2,934,140
Other deductible temporary differences	280,872	280,872

Total gross deferred tax assets	11,622,978	13,146,507
Less valuation allowance	(11,619,578)	(13,138,909)

Net deferred tax assets	3,400	7,598

Deferred tax liabilities:
Plant and equipment	(3,400)	(7,598)

Total gross deferred tax liabilities	(3,400)	(7,598)

Net deferred tax liabilties	$—	$—

Reconciliation of Unrecognized Tax Contingencies

A reconciliation of the beginning and ending amount of total unrecognized tax contingencies, excluding interest and penalties, for the years ended December 31, 2012 and 2011 are as follows:

	December 31
	2012	2011
Balance, beginning of year	$28,304	$28,304

Balance, end of year	$28,304	$28,304